EGA Beyond BRICs Opportunities Fund
EGA Beyond BRICs Opportunities Fund
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “Beyond BRICs Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.37%	1.37%
Total Annual Fund Operating Expenses2	[2]	2.47%	2.22%
Fee Waiver	[2]	(1.22%)	(1.22%)
Total Annual Fund Operating Expenses after Fee Waiver		1.25%	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser, Emerging Global Advisors, LLC (“EGA”), has contractually agreed, through at least November 15, 2016, to waive all or a portion of its management fee in order to prevent the Fund’s Total Annual Fund Operating Expenses (excluding payments under the Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreement”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of EGA Emerging Global Shares Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the investment advisory agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund’s Advisor Class Shares for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are waived during the first year by the Fee Waiver Agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
EGA Beyond BRICs Opportunities Fund | Advisor Class | USD ($)	127	653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a passively managed index mutual fund. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in developing market countries, excluding Brazil, Russia, India and China (“BRIC countries”). The Fund defines “developing market” countries as those that are in frontier market countries ( i.e. , those that are in the initial stages of their economic development) and emerging market countries ( i.e. , those that are in the intermediate stages of their economic development), and included in the “Advanced Emerging,” “Secondary Emerging” or “Frontier” category of FTSE International Limited’s (“FTSE”) Country Classification System.

The Fund defines companies from “Beyond BRICs” countries as companies in developing market countries that are included in the Beyond BRICs Underlying Index at the time of purchase. Because the Beyond BRICs Underlying Index is “Beyond BRICs,” it excludes companies domiciled in BRIC countries, and it also excludes companies domiciled in Taiwan and Argentina. The Fund may also invest in small capitalization (“small cap”) companies ( i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (“mid cap”) companies ( i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The Beyond BRICs Underlying Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding BRIC countries, Taiwan and Argentina, as defined by FTSE’s Country Classification System. The Beyond BRICs Underlying Index has 75% exposure to emerging markets and 25% exposure to frontier markets at rebalance.The market capitalization of index constituents as of September 30, 2015 ranged from approximately U.S. $991 million to U.S. $55 billion. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the Beyond BRICs Underlying Index. The Fund will concentrate its investments ( i.e. , hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Non-Correlation The Fund’s return may not match the return of the Beyond BRICs Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Underlying Index. In addition, the Fund’s net asset value may deviate from the Beyond BRICs Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Beyond BRICs Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the Beyond BRICs Underlying Index (“Sponsor”) will compile the Beyond BRICs Underlying Index accurately, or that the Beyond BRICs Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the Beyond BRICs Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Beyond BRICs Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Beyond BRICs Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Frontier Markets Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Country and Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the Beyond BRICs Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, preventing the Fund from tracking the Beyond BRICs Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many mutual funds, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the Beyond BRICs Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Performance

The Fund has been in existence for less than one year and does not have any reportable performance. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.